UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22033
MFS SERIES TRUST XIV
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Institutional
Money Market Portfolio
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Institutional Money Market Portfolio for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Institutional Money Market Portfolio	$1	0.01%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	7,080,656,833
Total Number of Holdings:	61
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	50.2%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	26.5%
Commercial Paper	23.3%
Composition including fixed income credit quality
A-1+	51.5%
A-1	48.5%
Maturity breakdown
0 - 7 days	44.7%
8 - 29 days	14.9%
30 - 59 days	15.5%
60 - 89 days	15.1%
90 - 365 days	9.8%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s financial information at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMM-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Institutional Money Market Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Institutional Money Market Portfolio
Portfolio of Investments − 2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Commercial Paper (y) – 23.3%
Apparel Manufacturers – 2.2%
LVMH Moet Hennessy Louis Vuitton SE, 4.63%, due 3/07/2025 (t)	$70,000,000	$ 69,941,200
LVMH Moet Hennessy Louis Vuitton SE, 4.6%, due 6/13/2025 (t)	25,000,000	24,685,511
LVMH Moet Hennessy Louis Vuitton SE, 4.42%, due 6/18/2025 (t)	60,000,000	59,209,161
		$153,835,872
Automotive – 2.1%
Toyota Motor Credit Corp., 4.67%, due 3/31/2025 (t)	$50,000,000	$ 49,812,694
Toyota Motor Credit Corp., 4.63%, due 6/16/2025 (t)	50,000,000	49,347,800
Toyota Motor Credit Corp., 4.49%, due 8/11/2025 (t)	50,000,000	49,013,115
		$148,173,609
Computer Software – 1.4%
Cisco Systems, Inc., 4.59%, due 5/02/2025 (t)	$50,000,000	$ 49,624,887
Cisco Systems, Inc., 4.39%, due 7/28/2025 (t)	50,000,000	49,110,417
		$98,735,304
Energy - Integrated – 3.2%
TotalEnergies Capital S.A., 4.44%, due 3/03/2025 (t)	$50,000,000	$ 49,981,905
TotalEnergies Capital S.A., 4.37%, due 3/25/2025 (t)	50,000,000	49,849,035
TotalEnergies Capital S.A., 4.4%, due 3/28/2025 (t)	75,000,000	74,746,302
TotalEnergies Capital S.A., 4.42%, due 5/01/2025 (t)	50,000,000	49,624,556
		$224,201,798
Major Banks – 8.5%
Canadian Imperial Bank of Commerce, 4.53%, due 6/16/2025 (t)	$75,000,000	$ 74,024,535
Commonwealth Bank of Australia, 4.4%, due 5/12/2025 (t)	50,000,000	49,557,978
Commonwealth Bank of Australia, 4.39%, due 5/13/2025 (t)	50,000,000	49,552,163
J.P. Morgan Securities LLC, 4.48%, due 5/19/2025 (t)	60,000,000	59,416,000
Sumitomo Mitsui Banking Corp., 4.46%, due 7/10/2025 (t)	50,000,000	49,201,473
Sumitomo Mitsui Banking Corp., 4.49%, due 7/14/2025 (t)	50,000,000	49,177,931
Sumitomo Mitsui Banking Corp., 4.45%, due 8/04/2025 (t)	50,000,000	49,056,387
Sumitomo Mitsui Banking Corp., 4.4%, due 8/25/2025 (t)	50,000,000	48,939,516
Toronto-Dominion Bank, 4.62%, due 4/02/2025 (t)	50,000,000	49,799,277
Toronto-Dominion Bank, 4.62%, due 4/25/2025 (t)	75,000,000	74,485,220
Toronto-Dominion Bank, 4.56%, due 6/04/2025 (t)	50,000,000	49,417,226
		$602,627,706
Other Banks & Diversified Financials – 5.9%
Mizuho Bank Ltd., 4.6%, due 5/05/2025 (t)	$75,000,000	$ 74,393,515
Mizuho Bank Ltd., 4.63%, due 5/19/2025 (t)	50,000,000	49,511,778
Mizuho Bank Ltd., 4.44%, due 6/20/2025 (t)	75,000,000	73,980,271
National Bank of Canada, 4.61%, due 3/04/2025 (t)	50,000,000	49,975,968
National Bank of Canada, 4.36%, due 4/15/2025 (t)	25,000,000	24,861,191
National Bank of Canada, 4.39%, due 4/22/2025 (t)	50,000,000	49,679,963
National Bank of Canada, 4.6%, due 4/30/2025 (t)	50,000,000	49,631,459
IMMFS-SEM

MFS Institutional Money Market Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Commercial Paper (y) – continued
Other Banks & Diversified Financials – continued
National Bank of Canada, 4.42%, due 5/23/2025 (t)	$48,500,000	$ 48,007,725
		$420,041,870
Total Commercial Paper (Identified Cost, $1,647,619,670)		$1,647,616,159
U.S. Government Agencies and Equivalents (y) – 50.2%
Federal Farm Credit Bank, 4.26%, due 3/14/2025	$21,750,000	$ 21,714,348
Federal Farm Credit Bank, 4.27%, due 4/24/2025	15,000,000	14,903,635
Federal Farm Credit Bank, 4.44%, due 5/05/2025	13,950,000	13,842,841
Federal Farm Credit Bank, 4.24%, due 6/04/2025	26,450,000	26,154,818
Federal Home Loan Bank, 4.14%, due 3/03/2025	890,413,000	890,100,242
Federal Home Loan Bank, 4.31%, due 3/12/2025	100,000,000	99,859,500
Federal Home Loan Bank, 4.42%, due 3/21/2025	71,200,000	71,024,937
Federal Home Loan Bank, 4.28%, due 3/28/2025	45,000,000	44,852,475
Federal Home Loan Bank, 4.27%, due 3/31/2025	50,000,000	49,818,521
Federal Home Loan Bank, 4.25%, due 4/02/2025	13,500,000	13,447,963
Federal Home Loan Bank, 4.27%, due 4/23/2025	75,000,000	74,526,938
Federal Home Loan Bank, 4.25%, due 4/28/2025	100,000,000	99,310,847
Federal Home Loan Bank, 4.25%, due 4/30/2025	60,000,000	59,572,492
Federal Home Loan Bank, 4.26%, due 5/09/2025	60,200,000	59,709,537
Federal Home Loan Bank, 4.26%, due 5/21/2025	68,150,000	67,499,584
Federal Home Loan Bank, 4.25%, due 5/23/2025	75,000,000	74,266,750
Federal Home Loan Bank, 4.25%, due 5/28/2025	100,000,000	98,964,139
Federal Home Loan Bank, 4.26%, due 5/30/2025	43,500,000	43,039,275
Freddie Mac, 4.23%, due 3/25/2025	15,600,000	15,554,338
U.S. Treasury Bill, 4.24%, due 3/06/2025	225,000,000	224,919,983
U.S. Treasury Bill, 4.37%, due 3/11/2025	250,150,000	249,912,913
U.S. Treasury Bill, 4.35%, due 3/18/2025	282,000,000	281,499,450
U.S. Treasury Bill, 4.44%, due 3/25/2025	150,000,000	149,611,699
U.S. Treasury Bill, 4.26%, due 4/01/2025	78,500,000	78,231,816
U.S. Treasury Bill, 4.31%, due 4/08/2025	232,500,000	231,515,555
U.S. Treasury Bill, 4.24%, due 4/17/2025	199,500,000	198,444,396
U.S. Treasury Bill, 4.26%, due 4/22/2025	75,000,000	74,559,166
U.S. Treasury Bill, 4.26%, due 5/08/2025	227,650,000	225,892,139
Total U.S. Government Agencies and Equivalents (Identified Cost, $3,552,513,190)		$3,552,750,297
Repurchase Agreements – 26.5%
BofA Securities, Inc. Repurchase Agreement, 4.35%, dated 2/28/2025, due 3/03/2025, total to be received $67,898,604 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $69,386,125)	$67,874,000	$ 67,874,000
Fixed Income Clearing Corp. – State Street Bank & Trust Co. Repurchase Agreement, 4.34%, dated 2/28/2025, due 3/03/2025, total to be received $1,812,988,991 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $1,848,580,231)	1,812,333,530	1,812,333,530
Total Repurchase Agreements, at Cost and Value		$1,880,207,530
Other Assets, Less Liabilities – 0.0%		82,847
Net Assets – 100.0%		$7,080,656,833
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(a)(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements

MFS Institutional Money Market Portfolio
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $5,200,132,860)	$5,200,366,456
Investments in unaffiliated repurchase agreements, at cost and value	1,880,207,530
Receivables for
Interest	226,691
Other assets	13,580
Total assets	$7,080,814,257
Liabilities
Payables for
Distributions	$3,923
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	177
Payable for custodian fee	115,276
Payable for audit and tax fees	19,772
Accrued expenses and other liabilities	18,180
Total liabilities	$157,424
Net assets	$7,080,656,833
Net assets consist of
Paid-in capital	$7,080,518,074
Total distributable earnings (loss)	138,759
Net assets	$7,080,656,833
Shares of beneficial interest outstanding	7,079,674,948
Net asset value per share (net assets of $7,080,656,833 / 7,079,674,948 shares of beneficial interest outstanding)	$1.0001
See Notes to Financial Statements

MFS Institutional Money Market Portfolio
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/25 (unaudited) Net investment income (loss)
Income
Interest	$152,198,626
Other	808
Total investment income	$152,199,434
Expenses
Shareholder servicing costs	$464
Administrative services fee	8,679
Custodian fee	146,250
Shareholder communications	322
Audit and tax fees	22,125
Legal fees	15,286
Commitment fee	16,020
Miscellaneous	27,864
Total expenses	$237,010
Fees paid indirectly	(32)
Net expenses	$236,978
Net investment income (loss)	$151,962,456
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$172,209
Net realized and unrealized gain (loss)	$172,209
Change in net assets from operations	$152,134,665
See Notes to Financial Statements

MFS Institutional Money Market Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24
Change in net assets
From operations
Net investment income (loss)	$151,962,456	$328,646,171
Net realized gain (loss)	—	7,937
Net unrealized gain (loss)	172,209	247,452
Change in net assets from operations	$152,134,665	$328,901,560
Total distributions to shareholders	$(151,962,456)	$(328,646,171)
Change in net assets from fund share transactions	$69,619,768	$1,455,231,575
Total change in net assets	$69,791,977	$1,455,486,964
Net assets
At beginning of period	7,010,864,856	5,555,377,892
At end of period	$7,080,656,833	$7,010,864,856
See Notes to Financial Statements

MFS Institutional Money Market Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$1.0001	$1.0001	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations
Net investment income (loss) (d)	$0.0234	$0.0540	$0.0417	$0.0043	$0.0006	$0.0108
Net realized and unrealized gain (loss)	(0.0001)	0.0000(w)	0.0007	0.0005	0.0000(w)	0.0006
Total from investment operations	$0.0233	$0.0540	$0.0424	$0.0048	$0.0006	$0.0114
Less distributions declared to shareholders
From net investment income	$(0.0233)	$(0.0540)	$(0.0423)	$(0.0048)	$(0.0006)	$(0.0114)
Net asset value, end of period	$1.0001	$1.0001	$1.0001	$1.0000	$1.0000	$1.0000
Total return (%) (r)	2.36(n)	5.53	4.32	0.48	0.06	1.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.01(a)	0.01	0.01	0.01	0.01	0.01
Net investment income (loss)	4.72(a)	5.40	4.17	0.43	0.06	1.08
Net assets at end of period (000 omitted)	$7,080,657	$7,010,865	$5,555,378	$7,936,043	$8,810,489	$8,571,713
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(w)	Per share amount was less than $0.0001.
See Notes to Financial Statements

MFS Institutional Money Market Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Institutional Money Market Portfolio (the fund) is a diversified series of MFS Series Trust XIV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for debt instruments. Debt instruments are generally valued at fair value based on an evaluated bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:

MFS Institutional Money Market Portfolio
Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$7,080,573,986	$—	$7,080,573,986
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into bilateral repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties, some of which may be novated to the clearing agency, Fixed Income Clearing Corporation (FICC). Each repurchase agreement is recorded at cost. For both bilateral and cleared repurchase agreements, the fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. On a daily basis, the fund monitors the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. In the event of default, the settlement of a cleared repurchase agreement is guaranteed by FICC. Upon an event of default on a bilateral repurchase agreement, the non-defaulting party may close out all transactions traded under a Master Repurchase Agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At February 28, 2025, the fund had investments in repurchase agreements with a gross value of $1,880,207,530 in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended February 28, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended August 31, 2024, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/24
Ordinary income (including any short-term capital gains)	$328,646,171
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Institutional Money Market Portfolio
Notes to Financial Statements (unaudited) - continued
As of 2/28/25
Cost of investments	$7,080,340,391
Gross appreciation	516,569
Gross depreciation	(282,974)
Net unrealized appreciation (depreciation)	$233,595
As of 8/31/24
Capital loss carryforwards	(94,837)
Net unrealized appreciation (depreciation)	61,387
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of August 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(94,837)
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended February 28, 2025, these costs amounted to $464.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.0003% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation - The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.
(4)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares sold	33,645,449,614	$33,650,376,204	62,851,676,538	$62,856,298,730
Shares issued to shareholders in reinvestment of distributions	151,932,894	151,958,557	328,558,499	328,600,631
Shares reacquired	(33,727,637,724)	(33,732,714,993)	(61,725,397,491)	(61,729,667,786)
Net change	69,744,784	$69,619,768	1,454,837,546	$1,455,231,575

MFS Institutional Money Market Portfolio
Notes to Financial Statements (unaudited) - continued
The fund is solely invested in by other MFS funds for the purpose of investing excess cash balances on a short-term basis.  The MFS funds do not invest in this fund for the purpose of exercising management or control.  At the end of the period, the MFS Value Fund, the MFS International Intrinsic Value Fund, the MFS Growth Fund, the MFS Emerging Markets Debt Fund, the MFS Mid Cap Growth Fund, and the MFS International Growth Fund were the owners of record of approximately 9%, 8%, 8%, 8%, 7%, and 5%, respectively, of the value of outstanding voting shares of the fund. No other MFS fund owned more than 5% of the value of outstanding voting shares of the fund.
(5)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2025, the fund’s commitment fee and interest expense were $16,020 and $0, respectively, and are included in “Commitment fee” in the Statement of Operations.

MFS Institutional Money Market Portfolio
Results of Shareholder Meeting (unaudited)
On November 14, 2024, all of the shareholders of MFS Series Trust XIV voted by unanimous written consent:
Item 1: To elect the following individuals as Trustees:
Nominee
Steven E. Buller
John A. Caroselli
Maureen R. Goldfarb
Peter D. Jones
John P. Kavanaugh
James W. Kilman, Jr.
Clarence Otis, Jr.
Michael W. Roberge
Maryanne L. Roepke
Paula E. Smith
Laurie J. Thomsen
Darrell A. Williams

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Institutional Money Market Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Institutional Money Market Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Institutional Money Market Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XIV

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   April 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  April 14, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  April 14, 2025

*  Print name and title of each signing officer under his or her signature.